Fair value measurement - Convertible and exchangeable bonds (Details) - Convertible and exchangeable bonds - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 3,995	¥ 2,498
Additions	4,477	5,508
Net increase (decrease) in fair value	1,306	(1,640)
Conversion or expiration		(2,468)
Foreign currency translation adjustments	(133)	97
Balance as of end	¥ 9,645	¥ 3,995